Other group-wide disclosures (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expense	SFr 9,610	SFr 10,706	SFr 19,055	SFr 22,627
Co-development agreement with Orano Med
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expense	SFr 77	SFr 567	SFr 425	SFr 1,397